Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Future Minimum Lease Payments Due Under Noncancelable Operating Lease

As of December 31, 2018, the future minimum lease payments due under the noncancelable operating lease is as follows (in thousands):

2019	$5,434
2020	5,597
2021	5,765
2022	5,938
2023	6,116
Thereafter	27,516

$56,366